BASIS OF PRESENTATION (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Vessels, net
Scrap value per lightweight ton	$ 340	$ 285
Management estimation for the useful life of the vessels	25 years